10. Restatement (Details - Cash Flow) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net Loss	$ (1,095,278)	$ (104,970)	$ (1,299,111)	$ (213,685)	$ (626,361)	$ (467,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve			39,089	0	(9,270)	26,528
Depreciation expense			1,090	914	2,181	1,130
Changes in Operating Assets and Liabilities:			336,713	0	81,342	0
Accounts receivable			26,311	14,043	(747)	81,325
Accounts receivable - related party			(18,636)	0	9,768	(10,332)
Inventories			(57,966)	20,179	30,333	(53,258)
Prepaid expenses			6,613	636	(318)	6,999
Accounts payable and accrued liabilities			(47,649)	9,743	80,743	92,585
Customer deposit			28,285	47,145	(30,392)	(77,903)
Deferred rent			0	(468)	(468)	(443)
Net cash flows used in operating activities			(528,684)	(109,177)	(445,673)	(400,803)
Purchase of property and equipment					0	(8,239)
Net cash flows used in investing activities					0	(8,239)
Repayment to related parties			(548,949)	0	0	(63,368)
Repayment to shareholders					0	(19,534)
Net cash flows provided by (used in) financing activities			3,855,512	420,000	500,000	(82,902)
Net Change in Cash and Cash Equivalents			3,326,828	310,823	54,327	(491,944)
Cash and cash equivalents - Beginning of Period			394,398	340,071	340,071
Cash and cash equivalents - End of Period	$ 3,721,226	650,896	$ 3,721,226	650,896	394,398	340,071
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net Loss		$ (104,970)		(213,685)		(440,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve						0
Depreciation expense						1,130
Accounts receivable						70,993
Accounts receivable - related party						0
Inventories						(53,258)
Prepaid expenses						6,999
Accounts payable and accrued liabilities						96,987
Customer deposit						(82,303)
Purchase of property and equipment						(8,239)
Net cash flows used in investing activities						(8,239)
Repayment to related parties						(63,369)
Repayment to shareholders						(19,533)
Net cash flows provided by (used in) financing activities						(82,902)
Net Change in Cash and Cash Equivalents						(491,940)
Cash and cash equivalents - Beginning of Period				$ 340,071	$ 340,071	822,015
Cash and cash equivalents - End of Period						340,071
Adjustment [Member]
Cash flows from operating activities:
Net Loss						(26,530)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve						26,528
Accounts receivable						10,332
Accounts receivable - related party						(10,332)
Accounts payable and accrued liabilities						(4,402)
Customer deposit						$ 4,400